Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

15.Income Taxes

Box Ships and certain of its subsidiaries are incorporated either in the Marshall Islands or Liberia and under the laws of the Marshall Islands and Liberia, are not subject to income taxes.

Two of the subsidiaries are incorporated in Hong Kong and their vessels are flying a Hong Kong flag. Under the laws of Hong Kong, the relating freight income is exempt from Hong Kong profits tax since the vessels did not trade within Hong Kong waters during 2012.

The Company is also subject to United States federal income taxation in respect of income that is derived from the international operation of ships and the performance of services directly related thereto ("Shipping Income"), unless exempt from United States federal income taxation.

If the Company does not qualify for the exemption from tax under Section 883, it will be subject to a 4% tax on its “U.S. source shipping income,” imposed without the allowance for any deductions. For these purposes, "U.S. source shipping income" means 50% of the shipping income that will be derived by the Company that is attributable to transportation that begins or ends, but that does not both begin and end, in the United States.

For the years ended December 31, 2011 and 2012, the Company qualified for the benefit of Section 883.